Schedule of Effect of Classification on Statements of Cash Flows (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Loss for the period	₪ 43,749	₪ 7,293	₪ (36,040)
Interest paid
Taxes on income paid	(7,971)	(11,796)
Adjustments required to present cash flows from operating activities (A)	15,489	34,638	43,936
Net cash provided by operating activities	51,267	30,135	7,896
Net cash provided by financing activities	₪ 120,446	197,940	25,196
Previously stated [member]
IfrsStatementLineItems [Line Items]
Loss for the period		7,293	(36,040)
Interest paid		(5,116)	(93)
Taxes on income paid		(11,796)
Adjustments required to present cash flows from operating activities (A)		34,638	43,936
Net cash provided by operating activities		25,019	7,803
Net cash provided by financing activities		203,056	25,289
Increase (decrease) due to changes in accounting policy [member]
IfrsStatementLineItems [Line Items]
Loss for the period
Interest paid		5,116	93
Taxes on income paid
Adjustments required to present cash flows from operating activities (A)
Net cash provided by operating activities		5,116	93
Net cash provided by financing activities		₪ (5,116)	₪ (93)